Related Party Transactions and Commitments	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Commitments
14.
Related Party Transactions

On February 7, 2023, the Company and Patrick Roney, founder of VWE, entered into a letter agreement (the “Letter Agreement”) whereby Mr. Roney voluntarily elected to transition from Chief Executive Officer of the Company to Executive Chairman of the Board, effective February 7, 2023. Pursuant to the terms of the Letter Agreement, the Employment Agreement between the Company and Mr. Roney effective June 7, 2021 (the “Prior Employment Agreement”) was terminated and upon such termination the Company agreed to provide Mr. Roney his accrued but unpaid Base Salary and PTO (as defined in the Prior Employment Agreement) through February 7, 2023, and any vested amounts or benefits that he is entitled to receive under any plan, program, or policy, as described in Section 5.1 of the Prior Employment Agreement. Mr. Roney expressly waived any claim to the severance benefits described in Section 5.2(b) of the Prior Employment Agreement. Pursuant to the terms of the Letter Agreement, Mr. Roney will receive an annual base salary of $250,000 for his service as Executive Chairman and will be eligible to participate in the Company’s employee benefit plans and programs in accordance with their terms and eligibility requirements. In connection with his appointment as Executive Chairman, all outstanding stock options and unvested restricted stock units previously granted to Mr. Roney under the Company’s 2021 Plan ceased to vest and any unvested awards were forfeited. See Note 11.

Also on February 7, 2023, the Board appointed Jon Moramarco, a member of the Board, as the Company’s Interim Chief Executive Officer. In connection with such appointment, the Company entered into a consulting agreement (the “Consulting Agreement”) with bw166 LLC (“bw166”) and Mr. Moramarco, pursuant to which the Company will pay bw166 a monthly fee of $17,500 and will reimburse bw166 and Mr. Moramarco for reasonable business-related expenses in connection with the Interim Chief Executive Officer services provided thereunder. Additionally, the Company agreed to award Mr. Moramarco a one-time grant of 100,000 restricted stock units pursuant to the 2021 Plan, which will vest in full on the one-year anniversary of the grant date. Mr. Moramarco is the Managing Partner of bw166 and has a controlling interest therein.

Immediate Family Member and Other Business Arrangements

We provide at will employment to several family members of officers or directors who provide various sales, marketing and administrative services to us. Payroll and other expenses to these related parties was $140.3 thousand and $90.8 thousand for the three months ended March 31, 2023 and 2022, respectively and $360.1 thousand and $286.5 thousand for the nine months ended March 31, 2023 and 2022, respectively.

We pay for sponsorship and marketing services and point of sale marketing materials to unincorporated businesses that are managed by immediate family members of a Company executive officer. For the three months ended March 31, 2023 and 2022, payments related to sponsorship and marketing services totaled $87.0 thousand and $87.0 thousand, respectively. For the nine months ended March 31, 2023 and 2022, payments related to sponsorship and marketing services totaled $261.0 thousand and $279.0 thousand, respectively.

The Company has a revenue sharing agreement with Sonoma Brands Partners II, LLC where a portion of B.R. Cohn and Clos Pegase sales during various events throughout the year go to Sonoma Brands Partners II, LLC. Sonoma Brands Partners II, LLC is managed by a member of the Company's board of directors. For nine months ended March 31, 2023 and 2022, payments to Sonoma Brands Partners II, LLC totaled $231.5 thousand and $168.7 thousand, respectively.

Financial Advisory Agreement

In April 2022, the Company entered into an arrangement with Global Leisure Partners LLC ("GLP") to act as a financial advisor to the Company in connection with its exploration of acquisitions, mergers, investments and other strategic matters. A director of the Company having the authority to establish policies and make decisions is an executive of GLP. Although members of the board of directors are typically independent from management, members of the board of directors would be considered management based on the definition of management in ASC 850, Related Party Disclosures. Payments to GLP in respect of capital markets and mergers and acquisitions matters totaled $50.0 thousand and zero for the three months ended March 31, 2023 and 2022, respectively and $150.0 thousand and zero for the nine months ended March 31, 2023 and 2022, respectively.

15.
Related Party Transactions and Commitments

The Company did not have any related party receivables or related party liabilities for the years ended June 30, 2022 and 2021.

The components of the related party revenue and expenses are as follows:

	June 30,
(in thousands)	2022	2021
Revenues:
Warehousing and fulfillment services	$-	$815
Storage and bottling of alcoholic beverages	-	65
Management fees	-	407
Marketing and distribution	-	1,722

Expenses:
Concourse Warehouse lease	-	344
Swanson lease	-	605
Z.R. Waverly lease	-	77

Warehousing and Fulfillment Services — Revenues from related parties for warehousing and fulfillment services for the years ended June 30, 2022 and 2021 were zero and $815.0 thousand, respectively.

Storage and Bottling of Alcoholic Beverages — We have entered into a number of transactions with a related party covering services related to the storage and bottling of alcoholic beverages. We made payments of zero and $65.0 thousand for the years ended June 30, 2022 and 2021, respectively to the related party.

Management Fees — Prior to July 1, 2021, we provided management, billing and collection services to a related party under a management fee arrangement. For the years ended June 30, 2022 and 2021, we charged this related party management fees of zero and $407.0 thousand, respectively, for these services.

Marketing and Distribution — On December 31, 2020, the Company entered into a marketing and distribution arrangement with related party, Kunde. Under that arrangement, Kunde paid us a commission for certain distribution sales. We recognized revenue of zero and $1.7 million from the arrangement for the years ended June 30, 2022 and 2021, respectively. The arrangement terminated when we acquired Kunde on April 19, 2021.

The Company is engaged in various operating lease arrangements with related parties.

Concourse Warehouse Lease — We lease 15,000 square feet (“sq. ft.”) of office space and 80,000 sq. ft. of warehouse space. Effective July 31, 2020, the lease was amended to extend the terms of the lease through September 30, 2027 with terms for renewal of the lease term for two additional terms of five years each and shall apply upon expiration of the as-extended initial term on September 30, 2027. The lease includes escalating annual rent increases of three percent for the remainder of the term. Prior to September 2020, the facility was owned by and leased from Concourse, LLC, a related-party real estate leasing entity that was wholly owned by a shareholder. We have no direct ownership in Concourse. In September 2020, an independent party purchased the facility from Concourse and assumed the lease.

The lease has minimum monthly lease payments of approximately $103.0 thousand, with index-related escalation provisions. We account for this lease as an operating lease. We recognized rent expense paid to Concourse of zero and $344.0 thousand for the years ended June 30, 2022 and 2021, respectively, related to this lease agreement.

Swanson Lease — We lease a property with production space and a tasting room under an operating lease with an entity that is wholly owned by a shareholder that expires in August 2030, with minimum monthly lease payments of approximately $51.0 thousand, with index-related escalation provisions every twenty four months subject to a 3.0% minimum. From inception to December 30, 2020, the terms of the lease included put and call options, whereby we could elect, at our discretion, or be required by the lessor at the lessor’s discretion, to purchase the leased property at the greater of the property’s fair market value or the amount the lessor paid of approximately $6.0 million at the earliest of January 1, 2020, or upon other events, as defined in the agreement. Effective December 31, 2020, the lease was amended to remove the put and call options from the lease terms.

On May 5, 2021, the Swanson production space and tasting room leased by us from a related party under an operating lease was sold to an independent third party. The Company elected to terminate the lease in accordance with the terms of the lease. There was no termination fee and we received cash consideration from the related party landlord in the amount of $500.0 thousand to assist with the removal and relocation of our winery equipment. We vacated the facility on May 14, 2021. We recognized rent expense of $605.0 thousand for the year ended June 30, 2021 related to this lease agreement.

ZR Waverly Lease — We leased tasting room space under an operating lease with an entity that is wholly owned by a shareholder that expires in May 2023, with minimum lease payments of approximately $12.0 thousand, with index-related escalation provisions. The terms of the lease included put and call options, whereby we could elect, at our discretion, or be required by the lessor at the lessor’s discretion, to purchase the leased property at the greater of the property’s fair market value or the amount the lessor paid of approximately $1.5 million at the earliest of January 1, 2015 or upon other events, as defined in the agreement.

In December 2020, we purchased the ZR Waverly leased facility in California from a shareholder for $1.5 million. We recognized rent expense of $65.0 thousand for the year ended June 30, 2021 related to this lease agreement.

We have lease agreements for certain winery facilities, vineyards, corporate and administrative offices, tasting rooms, and equipment under long-term non-cancelable operating leases. The lease agreements have initial terms of two to fifteen years, with two leases having multiple 5-year or ten-year renewal terms and other leases having no or up to five-year renewal terms. The lease agreements expire ranging from December 31, 2021 through November 2031.

The minimum annual payments under our lease agreements are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$7,297
2024	7,325
2025	6,916
2026	6,852
2027	6,458
Thereafter	13,481
$48,329

Total rent expense, including amounts to related parties, was $7.6 million and $7.4 million for the years ended June 30, 2022 and 2021, respectively.

Immediate Family Member and Other Business Arrangements

We provide at will employment to several family members of officers or directors who provide various sales, marketing and administrative services to us. Payroll and other expenses to these related parties was $398.4 thousand and $298.0 thousand for the years ended June 30, 2022 and 2021.

We pay for sponsorship and marketing services and point of sale marketing materials to unincorporated businesses that are managed by immediate family members of an executive officer. During the years ended June 30, 2022 and 2021, payments related to sponsorship and marketing services totaled $341.9 thousand and $360.0 thousand, respectively.

In April 2022, the Company entered into an arrangement with Global Leisure Partners LLC ("GLP") to act as a financial advisor to the Company in connection with its exploration of acquisitions, mergers, investments and other strategic matters. A director of the Company having the authority to establish policies and make decisions is an executive of GLP. Although members of the board of directors are typically independent from management, members of the board of directors would be considered management based on the definition of management in ASC 850, Related Party Disclosures. During the years ended June 30, 2022 and 2021, payments in respect of capital markets and mergers and acquisitions matters totaled $50.5 thousand and zero, respectively.

Other Commitments

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality, and changes in grape prices.

Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$31,236
2024	16,592
2025	10,803
$58,631

Grape and bulk wine purchases under contracts totaled $41.7 million and $35.5 million for the years ended June 30, 2022 and 2021, respectively. The Company expects to fulfill all of these purchase commitments.

Laetitia Development Agreement — In March 2019, in connection with our acquisition of Laetitia Vineyards and Winery, we and the seller agreed to a post close development agreement, whereby the seller would have the right to develop and sell “up to” a maximum of six homesites located on the acquired property and we would be entitled to 25.0% of all net profits realized from the sale of such homesites. The right expired March 15, 2022 and none of the homesites located on the acquired property were sold.

Firesteed Put-Call Agreement — In connection with the July 2017 acquisition of substantially all inventory and trademark assets of the Firesteed wine brand we entered into a put and call agreement, whereby, beginning May 2020 through December 2023, we can be required to purchase 200 acres of producing vineyard property at a purchase price equal to the greater of $6.1 million or fair market value. We also have a call option to purchase the vineyard beginning January 2023 through December 2023 at a purchase price equal to the greater of $6.1 million or appraised fair market value.

13.
Related Party Transactions and Commitments

The components of the related party receivables and related party liabilities are as follows:

	June 30,
(in thousands)	2021	2020
Assets:
Accounts receivable	$-	$325
Notes receivable and accrued interest	-	756
Total related party receivables	$-	$1,081

Liabilities:
Accounts payable and accrued liabilities	$-	$1,674
Accrued interest	-	541
Convertible notes	-	10,000
Total related party liabilities	$-	$12,215

The components of the related party revenue and expenses are as follows:

	June 30,
(in thousands)	2021	2020
Revenues:
Warehousing and fulfillment services	$815	$1,200
Storage and bottling of alcoholic beverages	65	649
Sales and marketing fees	1,722	-

Expenses:
Concourse Warehouse lease	344	1,393
Swanson lease	605	703
Z.R.Waverly	77	156
Bottling costs	-	943

Other Related Party Activities and Balances — We purchased none and $668 thousand of grapes, bulk wine, and cased wine from related parties for the year ended June 30, 2021 and 2020, respectively. We owed no related parties as of June 30, 2021 and owed $25 thousand as of June 30, 2020 related to grape purchases, payroll, insurance, benefits, and other operating expenses reported in related party liabilities on the consolidated balance sheets.

Revenues from related parties for the years ended June 30, 2021 and 2020 totaled $815 thousand and $1.2 million, respectively, with none and $325 thousand, respectively, included in accounts receivable for the respective period.

We provide management, billing and collection services to a related party under a management fee arrangement. For the years ended June 30, 2021 and 2020, we charged this related party management fees of approximately $407 thousand and $429 thousand, respectively, for these services. As of June 30, 2021 and June 30, 2020, we owed the related party none and $1.6 million, respectively, related to amounts collected on the related party’s behalf. (See Note 2).

We have entered into a number of transactions with a related party covering services related to the storage and bottling of alcoholic beverages. We made payments of approximately $65 thousand and $943 thousand to the related party for the years ended June 30, 2021 and 2020, respectively. (See Note 2).

On December 31, 2020, we entered into a marketing and distribution arrangement with related party, Kunde. Under that arrangement, Kunde paid us a commission for certain distribution sales. We recognized revenue of $1.7 million and none from the arrangement for the years ended June 30, 2021 and 2020, respectively. The arrangement terminated when we acquired Kunde on April 19, 2021.

We made payments for consulting fees to a shareholder of none and $20 thousand for the years ended June 30, 2021 and 2020, respectively.

Related Party Note Receivable — We issued two notes receivable to an executive officer in 2015 totaling $670 thousand with an interest rate of 4.0%. In 2018, the outstanding notes were amended to aggregate the full amount of the outstanding principal and accrued interest into a new note of approximately $756 thousand. Interest no longer accrued on the amended note. As of June 30, 2020, the note was classified as a current asset within other assets. The note was paid in full effective March 10, 2021.

Related Party Notes Payable — In January 2018, we issued convertible promissory notes of $9.0 million and $1.0 million to shareholders (the “Related Party Convertible Notes”). The notes included interest at the prime rate plus 4.0%, which was effectively 7.25% and 7.25% as of June 30, 2021 and June 30, 2020, respectively. The interim rate was adjusted on each six-month anniversary of the issuance date. The notes were subordinate to the outstanding bank debt associated with our credit facilities. Total interest expense to related parties was approximately $1.2 million and $850 thousand, for the years ended June 30, 2021 and 2020, respectively. The notes were subject to defined repayment terms by maturity as well as allowed for prepayments or the optional conversion of the outstanding notes within the conversion period, defined as (i) thirty (30) days prior to maturity, (ii) thirty days following holders receipt of notice from us of our intent to prepay all or part of the outstanding balance or (iii) thirty days following any event of default or change in control. The notes are convertible into fully paid shares of our Series A stock, or our successor, assignee or transferee (the “Conversion Shares”) which we agreed to create and issue promptly upon receipt of notice from the holder of its intent to convert the individual notes. The number of conversion shares into which the individual notes may be converted into was determined by dividing the lower of (1) principal amount and, at the holder’s option, accrued interest by the conversion price, defined as the price per share of any new shares of our stock issued after the date of January 2, 2018 or (2) $20.14. Upon the occurrence of any event of default, the holder may, rather than elect to convert, declare the entire unpaid principal and all accrued and unpaid interest immediately due and payable. On May 31, 2021, we paid $9.0 million of principal and $0.9 of accrued interest on the $9.0 million convertible promissory note. On March 9, 2021, we paid $0.5 million of principal and $0.3 in accrued interest and on May 31, 2021 we paid the remaining principal of $0.5 million and $10 thousand in accrued interest on the $1.0 million convertible promissory note.

In July 2019, we issued a short term secured promissory note of $15.0 million to the same shareholder holding the $9.0 million convertible promissory note. The note earned interest at a rate of 10% per annum, provided for the possibility of prepayment, and had a stated maturity of September 25, 2019, unless extended at the sole discretion of the lender. We paid the note in full in on the maturity date plus accrued interest of approximately $204 thousand.

Immediate Family Member Employment Agreements and Other Business Arrangements — We provide at will employment to several family members of officers or directors who provide various sales, marketing and administrative services to us. Payroll and other expenses to these related parties was approximately $298 thousand and $444 thousand for the years ended June 30, 2021 and 2020.

We pay for sponsorship and marketing services and point of sale marketing materials to unincorporated businesses that are managed by immediate family members of a Company executive officer. During the years ended June 30, 2021and 2020, payments related to sponsorship and marketing services totaled approximately $360 thousand and $380 thousand, respectively.

The Company is engaged in various operating lease arrangements with related parties.

Concourse Warehouse Lease — We lease 15,000 square feet (“sq. ft.”) of office space and 80,000 sq. ft. of warehouse space. Effective July 31, 2020, the lease was amended to extend the terms of the lease through September 30, 2027 with terms for renewal of the lease term for two additional terms of five years each and shall apply upon expiration of the as-extended initial term on September 30, 2027. The lease includes escalating annual rent increases of three percent for the remainder of the term. Prior to September 2020, the facility was owned by and leased from Concourse, LLC, a related-party real estate leasing entity that was wholly owned by a shareholder. We have no direct ownership in Concourse. In September 2020, an independent party purchased the facility from Concourse and assumed the lease.

The lease has minimum monthly lease payments of approximately $103 thousand, with index-related escalation provisions. We account for this lease as an operating lease. We recognized rent expense paid to Concourse of approximately $344 thousand and $1.4 million, for the years ended June 30, 2021 and 2020, respectively, related to this lease agreement.

Swanson Lease — We lease a property with production space and a tasting room under an operating lease with an entity that is wholly owned by a shareholder that expires in August 2030, with minimum monthly lease payments of approximately $51 thousand, with index-related escalation provisions every twenty four months subject to a 3.00% minimum. From inception to December 30, 2020, the terms of the lease included put and call options, whereby we could elect, at our discretion, or be required by the lessor at the lessor’s discretion, to purchase the leased property at the greater of the property’s fair market value or the amount the lessor paid of approximately $6.0 million at the earliest of January 1, 2020, or upon other events, as defined in the agreement. Effective December 31, 2020, the lease was amended to remove the put and call options from the lease terms. We recognized rent expense of approximately $605 thousand and $703 thousand for the years ended June 30, 2021 and 2020, respectively, related to this lease agreement.

On May 5, 2021, the Swanson tasting room and production space leased by us from a related party under an operating lease was sold to an independent third party. The Company elected to terminate the lease in accordance with the terms of the lease. There was no termination fee and we received cash consideration from the related party landlord in the amount of $500 thousand to assist with the removal and relocation of our winery equipment. We vacated the facility on May 14, 2021.

ZR Waverly Lease — We leased tasting room space under an operating lease with an entity that is wholly owned by a shareholder that expires in May 2023, with minimum lease payments of approximately $12 thousand, with index-related escalation provisions. The terms of the lease included put and call options, whereby we could elect, at our discretion, or be required by the lessor at the lessor’s discretion, to purchase the leased property at the greater of the property’s fair market value or the amount the lessor paid of approximately $1.5 million at the earliest of January 1, 2015 or upon other events, as defined in the agreement. We recognized rent expense of approximately $65 thousand and $156 thousand for the years ended June 30, 2021 and 2020, respectively, related to this lease agreement. In December 2020, we purchased the ZR Waverly leased facility in California from a shareholder for $1.5 million.

We have lease agreements for certain winery facilities, vineyards, corporate and administrative offices, tasting rooms, and equipment under long-term non-cancelable operating leases. The lease agreements have initial terms of two to fifteen years, with two leases having multiple 5-year or ten-year renewal terms and other leases having no or up to five-year renewal terms. The lease agreements expire ranging from December 31, 2021 through November 2031.

The minimum annual payments under our lease agreements are as follows:

Year Ending June 30,	Total
2022	$5,913
2023	5,197
2024	5,240
2025	4,936
2026	5,049
Thereafter	17,046
$43,381

Total rent expense, including amounts to related parties, was approximately $7.4 million and $6.8 million for the years ended June 30, 2021 and 2020, respectively.

Other Commitments

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality, and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,
2022	$42,469
2023	17,572
2024	10,061
2025	835
2026	859
Thereafter	531
$72,327

Grape and bulk wine purchases under contracts totaled approximately $35.5 million and $48.0 million for the years ended June 30, 2021 and 2020, respectively. The Company expects to fulfill all of these purchase commitments.

Laetitia Development Agreement — In March 2019, in connection with our acquisition of Laetitia Vineyards and Winery, we and the seller agreed to a post close development agreement, whereby the seller would have the right to develop and sell “up to” a maximum of six homesites located on the acquired property and we would be entitled to 25% of all net profits realized from the sale of such homesites. The right expires March 15, 2022.

Firesteed Put-Call Agreement — In connection with the July 2017 acquisition of substantially all inventory and trademark assets of the Firesteed wine brand we entered into a put and call agreement, whereby, beginning May 2020 through December 2023, we can be required to purchase 200 acres of producing vineyard property at a purchase price equal to the greater of $6.1 million or fair market value. We also have a call option to purchase the vineyard beginning January 2023 through December 2023 at a purchase price the greater of $6.1 million or appraised fair market value.